Acquisitions - Assets acquired and liabilities assumed (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2025 CNY (¥)	Jul. 31, 2024 CNY (¥)	May 20, 2024 CNY (¥)	Jan. 31, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	May 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Asset Acquisition [Line Items]
Goodwill					¥ 25,727	$ 3,525		¥ 0
Dongjun Group
Asset Acquisition [Line Items]
Cash			¥ 374
Prepayments and other current assets			801
Inventories			7,054
Notes receivable			4,401
Property and equipment, net			12,974
Intangible assets, net			724
Goodwill			25,727
Short-term borrowings			(7,140)
Accounts payable - third parties			(27,634)
Accrued expenses and other current liabilities			(3,183)
Carrying value of existing investment			(21,026)
Gain on equity method investment derecognized			(1,174)
Amount of cash consideration			23,500
Fair value of assets acquired and liabilities assumed excluding cash			19,599
Fair value of derecognized investment			(22,200)
Payment to acquire business		¥ (11,750)		¥ (11,750)
Consideration paid							¥ 11,376
Dongjun Group | Forecast
Asset Acquisition [Line Items]
Payment to acquire business	¥ (11,750)
Dongjun Group | Nonrelated Party
Asset Acquisition [Line Items]
Accounts receivable - third parties, net			¥ 31,602
Suzhou Photon-Matrix
Asset Acquisition [Line Items]
Cash				1,121
Fair value of assets acquired and liabilities assumed excluding cash				100,002
Fair value of derecognized investment				(34,829)
Noncontrolling interest				14,360
Consideration paid				¥ 45,185